Investments in Equity Method Investees (Tables)	12 Months Ended
Mar. 31, 2019
Disclosure Of Investments Accounted For Using Equity Method [Abstract]
Summary of Changes in Investments in Associates Accounted for Using Equity Method

The following table outlines changes in the investments in associates that are accounted for using the equity method in the year ended March 31, 2019. In accordance with IAS 28, Investments in Associates and Joint Ventures in cases where the Company does not have the same reporting date as its associates, the Company will account for its investment one quarter in arrears. Accordingly, certain of the figures in the following tables, including the Company’s share of the investee’s net income (loss), are based on the investees’ results for the year ended December 31, 2018 with adjustments for any significant transactions.

				Balance at		Share of			Balance at
			Participating	March 31,		net	Exchange	Derecognition	March 31,
Entity	Instrument	Note	share	2018	Additions	loss	difference	of investment	2019

PharmHouse	Shares	11(i)	49.0%	$-	$40,231	$(953)	$-	$-	$39,278
Agripharm	Shares	27(d)	40.0%	38,479	-	(2,352)	-	-	36,127
BCT	Shares	11(ii)	42.2%	-	12,549	(896)	-	-	11,653
TerrAscend	Shares	11(iii)	-	16,912	-	(2,217)	-	(14,695)	-
CanapaR	Shares	11(iv)	49.2%	-	18,150	(88)	-	-	18,062
Other	Various		18.2% to 40.0%	7,715	3,761	(4,246)	35	-	7,265

				$63,106	$74,691	$(10,752)	$35	$(14,695)	$112,385

The following table outlines changes in the investments in associates that are accounted for using the equity method in the year ended March 31, 2018:

				Balance at		Share of		Balance at
			Participating	March 31,		net	Interest	March 31,
Entity	Instrument	Note	share	2017	Additions	loss	income	2018

Agripharm	Shares	27(d)	40.0%	$-	$38,711	$(232)	$-	$38,479
TerrAscend	Shares	11(iii)	24.0%	-	16,978	(66)	-	16,912
Other	Various		23.8 - 43.0%	-	9,000	(1,175)	(110)	7,715

				$-	$64,689	$(1,473)	$(110)	$63,106

Summary of Investments in Associates

The following table presents current and non-current assets, current and non-current liabilities as well as revenues and net loss of the Company’s investments in equity method investees as at and for the year ended December 31, 2018:

	Current	Non-current	Current	Non-current
Entity	assets	assets	liabilities	liabilities	Revenue	Net loss

PharmHouse	$8,807	$53,762	$4,514	$40,000	$-	$(1,944)
Agripharm	5,900	91,767	13,167	7,163	2,149	(5,901)
BCT	11,958	502	455	-	-	(2,101)
Other	26,538	12,900	662	6,106	1,125	(5,081)

	$53,203	$158,931	$18,798	$53,269	$3,274	$(15,027)

The following table presents current and non-current assets, current and non-current liabilities as well as revenues and net loss of the Company’s investments in equity method investees as at and for the year ended December 31, 2017:

	Current	Non-current	Current	Non-current
Entity	assets	assets	liabilities	liabilities	Revenue	Net loss

Agripharm [1]	$4,671	$90,716	$1,391	$10,896	$-	$(557)
TerrAscend	53,693	15,369	1,692	-	-	(6,805)
Other	17,144	4,729	2,548	7,174	-	(6,678)

	$75,508	$110,814	$5,631	$18,070	$-	$(14,040)
[1] The loss for Agripharm is from the period from December 1, 2017 to December 31, 2017 as this represents the period post derecognition.